Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Financial Instruments
13. FINANCIAL INSTRUMENTS
We issued the following warrants during the year ended December 31, 2021 in connection with the Merger Transaction:
Public Warrants
We issued warrants to purchase 18,132,776 shares of our Class A common stock at an exercise price of $11.50 per share (“Public Warrants”) to former warrant holders of Horizon Acquisition Corporation, of which warrants to purchase 5,166,666 shares were issued to Horizon Sponsor, LLC. The Public Warrants are traded on the Nasdaq Stock Market under the symbol “SEATW.” As of September 30, 2023, there were 6,766,853 outstanding Public Warrants.
Private Warrants
We issued warrants to purchase 6,519,791 shares of our Class A common stock at an exercise price of $11.50 per share (“Private Warrants”) to Horizon Sponsor, LLC. The Private Warrants have similar terms to the Public Warrants, except that the Private Warrants are not redeemable by us. As of September 30, 2023, there were 6,519,791 outstanding Private Warrants.
Exercise Warrants
We issued to Horizon Sponsor, LLC warrants to purchase 17,000,000 shares of our Class A common stock at an exercise price of $10.00 per share (“$10 Exercise Warrants”) and warrants to purchase 17,000,000 shares of our Class A common stock at an exercise of $15.00 per share (“$15 Exercise Warrants”; together with the $10 Exercise Warrants, “Exercise Warrants”). The Exercise Warrants have similar terms to the Public Warrants, except that the Exercise Warrants have different exercise prices, an initial term of 10 years, are not redeemable by us, and are fully transferable. As of September 30, 2023, there were 17,000,000 $10 Exercise Warrants outstanding and 17,000,000 $15 Exercise Warrants outstanding.
Mirror Warrants
Hoya Intermediate issued to us warrants to purchase 17,000,000 of its common units (“Intermediate Units”) at an exercise price of $10.00 per unit (“$10 Mirror Warrants”), warrants to purchase 17,000,000 Intermediate Units at an exercise of $15.00 per unit (“$15 Mirror Warrants”), and warrants to purchase 24,652,557 Intermediate Units at an exercise price of $11.50 per unit (“$11.50 Mirror Warrants”; together with the $10 Mirror Warrants and $15 Mirror Warrants, “Mirror Warrants”). The number and terms of the Mirror Warrants are identical to the Public, Private and Exercise Warrants, respectively. Upon the valid exercise of a Public, Private or Exercise Warrant, Hoya Intermediate will issue to us an equivalent number of Intermediate Units. Similarly, if a Public, Private or Exercise Warrant is tendered, an equivalent number of Mirror Warrants will be tendered. As of September 30, 2023, there were 17,000,000 $10 Mirror Warrants outstanding, 17,000,000 $15 Mirror Warrants outstanding and 13,286,644 $11.50 Mirror Warrants outstanding.
Hoya Intermediate Warrants
Hoya Intermediate issued to Hoya Topco, LLC (“Hoya Topco”) warrants to purchase 3,000,000 Intermediate Units at an exercise price of $10.00 per unit and warrants to purchase 3,000,000 Intermediate Units at an exercise of $15.00 per unit (collectively, the “Hoya Intermediate Warrants”).
A portion of the Hoya Intermediate Warrants, consisting of warrants to purchase 1,000,000 Intermediate Units at exercise prices of $10.00 and $15.00 per unit, respectively (“Option Contingent Warrants”), were issued in tandem with stock options we issued to members of our management team (“Management Options”). The Option Contingent Warrants only become exercisable by Hoya Topco if a Management Option is forfeited or expires unexercised. As of September 30, 2023, 0.1 million Management Options were forfeited or expired.
Because the Hoya Intermediate Warrants allow for cash redemption at the option of the warrant holder, they are classified as a liability in Other liabilities in the Condensed Consolidated Balance Sheets. Upon consummation of the Merger Transaction, we recorded a warrant liability of $20.4 million, reflecting the fair value of the Hoya Intermediate Warrants determined using the Black-Scholes model. Upon consummation of the Merger Transaction, the fair value of the Hoya Intermediate Warrants included Option Contingent Warrants of $1.6 million. The estimated fair value of the Option Contingent Warrants is adjusted to reflect the probability of forfeiture of the corresponding Management Options based on historical forfeiture rates for Hoya Topco profits interests.

The following assumptions were used to calculate the fair value of the Hoya Intermediate Warrants and the Option Contingent Warrants:

	September 30, 2023	December 31, 2022
Estimated volatility	46.0%	39.0%
Expected term (years)	8.1	8.8
Risk-free rate	4.6%	3.9%
Expected dividend yield	0.0%	0.0%
For the three and nine months ended September 30, 2023, the fair value of the Hoya Intermediate Warrants and the Option Contingent Warrants decreased by $1.7 million and $1.0 million, respectively, and for the three and nine months ended September 30, 2022 decreased by less than $0.1 million and $6.6 million, respectively, which is presented in Other (income) expense on the Condensed Consolidated Statements of Operations.
Upon the valid exercise of a Hoya Intermediate Warrant for Intermediate Units, we will issue an equivalent amount of shares of our Class B common stock to Hoya Topco.
Other financial instruments, including accounts receivable and accounts payable, are carried at cost, which approximates their fair value because of the short-term nature of these instruments.
Share Repurchase Program
On May 25, 2022, our board of directors (“Board”) authorized a share repurchase program of our Class A common stock of up to $40.0 million (“Repurchase Program”). The Repurchase Program was announced on May 26, 2022 and its authorization was fully utilized during 2022 and the three months ended March 31, 2023. Cumulatively under the Repurchase Program, we repurchased 5.3 million shares of our Class A common stock for $40.0 million and paid $0.1 million in commissions. The share repurchases are accounted for as Treasury stock in the Condensed Consolidated Balance Sheets. We made no share repurchases during the three months ended September 30, 2023.
Secondary Offering
We completed a public offering of 18,400,000 shares of our Class A common stock, comprised of 16,000,000 shares sold on May 22, 2023 and 2,400,000 shares sold on June 15, 2023 pursuant to the full exercise by the underwriters of their option to purchase additional shares (the “Secondary Offering”). The shares were sold at a public offering price of $8.00 per share and were purchased by the underwriters from Hoya Topco (the “Selling Stockholder”) at a price of $7.68 per share. The Selling Stockholder exchanged 18,400,000 shares of our Class B common stock and 18,400,000 Intermediate Units for the shares of our Class A common stock that it sold in the Secondary Offering. We did not receive any of the proceeds from the sale of the shares by the Selling Stockholder in the Secondary Offering. In connection with the Secondary Offering, we incurred $1.5 million of expenses during the nine months ended September 30, 2023, which are included within General and administrative expenses in the Condensed Consolidated Statements of Operations.

14. FINANCIAL INSTRUMENTS
Derivatives
The financial instruments entered into by us are typically executed over-the-counter.
All financial instruments are measured at fair value on a recurring basis. The fair value is derived from discounted cash flows adjusted for nonperformance risk. The fair value models primarily use market observable inputs and, therefore, are classified as Level 2 assets. These models incorporate a variety of factors, including, where applicable, maturity, interest rate yield curves, and counterparty credit risks. The credit valuation adjustment associated with the derivatives, related to the likelihood of default by us and the counterparty, was not significant to the overall valuation.
Interest Rate Swaps
On November 10, 2017, we purchased
pay-fixed,
receive-float interest rate swaps with a combined notional value of $520.7 million on September 30, 2020. The interest rate swaps matured on September 30, 2020. The interest rate swaps had a fixed rate of 1.9%. The interest rate swaps were purchased to reduce a portion of the exposure to fluctuations in LIBOR interest rates associated with our variable-rate term loan.
The objective in using the swaps was to add stability to interest expense and to manage the exposure to interest rate movements. The interest rate swaps are designated as effective cash flow hedges involving the receipt of variable amounts from a counterparty in exchange for us making fixed-rate payments over the life of the agreement without exchange of the underlying notional amount.
We performed a regression analysis at inception of the hedging relationship to assess the effectiveness. The design of the regression analysis addresses the effectiveness of the hedging relationship by considering how the hedge instrument performs against the forecasted transaction or hypothetical interest rate swaps over historical months. The changes in the fair value of the hedge instrument and the hedged item over the historical months demonstrated the effectiveness of the hedge relationship as the prospective and retrospective test. On an ongoing basis, we assessed hedge effectiveness prospectively and retrospectively. The hedge continued to be highly effective through its maturity date.
The amount recognized in Interest expense — net in the Consolidated Statements of Operations was $4.3 million for the year ended December 31, 2020.
Interest Rate Cap
On November 26, 2018, we entered into an interest rate cap with an effective date of September 30, 2020. We paid $1.0 million to enter into the cap. The notional value was $516.8 million on September 30, 2021. The interest rate cap matured on September 30, 2021. The interest rate cap had a strike rate of 3.5%. The interest rate cap was purchased to reduce a portion of the exposure to fluctuations in LIBOR interest rates associated with our variable-rate term loan.
The objective in using the cap is to add stability to interest expense and to manage the exposure to interest rate movements. Interest rate caps involve the borrower paying the hedge provider an initial one-time
fee in exchange for the hedge provider paying the borrower the excess of the floating interest rate payment above a strike rate, in the event that the floating interest rate is greater than the strike rate during the period between the effective date and maturity date.
We performed a regression analysis at inception of the hedging relationship to assess the effectiveness. The design of the regression analysis addressed the effectiveness of the hedging relationship by considering how the hedge instrument performs against the forecasted transaction or hypothetical interest rate cap over historical months. Historical changes in the fair value of the hedge instrument and the underlying item demonstrated the effectiveness of the hedging relationship. On an ongoing basis, we assess hedge effectiveness prospectively and retrospectively. The hedge continued to be highly effective through its maturity.
The
interest rate cap is measured at fair value, which was zero at December 31, 2020.
Effect of Derivative Contracts on Accumulated Other Comprehensive Loss (“AOCL”) and Earnings
Since we designated the financial instruments as effective cash flow hedges that qualify for hedge accounting, net interest payments are recorded in Interest expense – net in the Consolidated Statements of Comprehensive Income (Loss), and unrealized gains or losses resulting from adjusting the financial instruments to fair value are recorded as a component of Other comprehensive loss and subsequently reclassified into earnings in the same period during which the hedged transaction affects earnings. During the years ended December 31, 2021 and 2020, we reclassified losses of $0.8 million and $0.2 million, respectively, into Interest expense – net from AOCL related to the interest rate cap. Cash flows resulting from settlements are presented as a component of cash flows from operating activities within the Consolidated Statements of Cash Flows.

The
following table presents the effects of hedge accounting on AOCL for the year ended December 31, 2021 for interest rate contracts designated as cash flow hedges (in thousands):

Interest rate cap
Beginning accumulated derivative loss in AOCL	$(822)
Amount of gain (loss) recognized in AOCL	—
Less: Amount of loss reclassified from AOCL to income	(822)

Ending accumulated derivative loss in AOCL	$—

The following table presents the effects of hedge accounting on AOCL for the year ended December 31, 2020 for interest rate contracts designated as cash flow hedges (in thousands):

	Interest rate swaps	Interest rate cap	Total
Beginning accumulated derivative loss in AOCL	$(887)	$(1,030)	$(1,917)
Amount of gain recognized in AOCL	887	—	887
Less: Amount of loss reclassified from AOCL to income	—	(208)	(208)

Ending accumulated derivative loss in AOCL	$—	$(822)	$(822)

Warrants
We issued the following warrants during the year ended December 31, 2021 in connection with the Merger Transaction:
Public Warrants
We issued warrants to purchase 18,132,776 shares of Class A common stock at an exercise price of $11.50 per share to former warrant holders of Horizon, of which 5,166,666 shares were issued to Horizon Sponsor. These warrants are traded on the Nasdaq Stock Market under the symbol “SEATW.”
On May 26, 2022, we announced the commencement of an offer to the holders of outstanding Public Warrants to receive 0.240 shares of Class A common stock in exchange for each outstanding Public Warrant (the “Offer”). On July 5, 2022, a total of 11,365,913 public warrants were tendered for 2,727,785 shares of Class A common stock (the “Exchange”). Following the Exchange, 6,766,853 Public Warrants remained outstanding. During the year ended December 31, 2022, ten Public Warrants were exercised. The exercise of the Public Warrants are accounted for as a transaction within Additional paid-in
capital in the Consolidated Balance Sheets. As of December 31, 2022, we had 6,766,853 outstanding Public
Warrants.
We
may, in our sole discretion, reduce the exercise price of the Public Warrants to induce early exercise, provided that we provide at least five days advance notice. The exercise price and number of Class A common stock shares issuable upon exercise of the Public Warrants may also be adjusted in certain circumstances including in the event of a share dividend, recapitalization, reorganization, merger or consolidation. In no event are we required to net cash settle the Public Warrants.
The Public Warrants became exercisable 30 days following the Merger Transaction and expire at the earliest of five years following the Merger Transaction, our liquidation, or the date of redemption elected at our option provided that the value of the Class A common stock exceeds $18.00 per share. There is an effective registration statement and prospectus relating to the shares issuable upon exercise of the Public Warrants.
Under certain circumstances, we may elect to redeem the Public Warrants at a redemption price of $0.01 per Public Warrant at any time during the term of the Public Warrant in which our Class A common stock share trading price has been at least $18.00 per share for 20 trading days within the 30 trading-day
period. If we elect to redeem the Public Warrants, we must notify the Public Warrant holders in advance, who would then have at least 30 days from the date of notification to exercise their respective warrants. If the Public Warrant is not exercised within that
30-day
period, it will be redeemed pursuant to this
provision.

As
part of the Merger Transaction, we modified the terms of the Public Warrants. The modification resulted in a transfer of incremental value of $1.3 million to the holders of the Public Warrants, which we recorded as Other expenses in the Consolidated Statements of Operations during the year ended December 31, 2021.
Private Warrants
We issued warrants to purchase 6,519,791 shares of our Class A common stock at an exercise price of $11.50 per share to Sponsor. The Private Warrants have similar terms to the Public Warrants, except that the Private Warrants are not redeemable by us.
As part of the Merger Transaction, we modified the terms of the Private Warrants. The modification did not result in a transfer of incremental value to the warrant holders.
As of December 31, 2022, we had 6,519,791 outstanding Private Warrants.
Exercise Warrants
We issued warrants to purchase 17,000,000 shares of Class A common stock at an exercise price of $10.00 per share (“$10 Exercise Warrants”) and warrants to purchase 17,000,000 of Class A common stock at an exercise of $15.00 per share (“$15 Exercise Warrants”; together with the $10 Exercise Warrants, “Exercise Warrants”). The Exercise Warrants have similar terms to the Public Warrants, except that the Exercise Warrants have different exercise prices, an initial term of 10 years, are not redeemable by us, and are fully transferable.
As of December 31, 2022, we had 17,000,000 $10 Exercise Warrants outstanding and 17,000,000 $15 Exercise Warrants outstanding.
Mirror Warrants
Hoya Intermediate issued warrants to VSI to purchase 17,000,000 Intermediate Units at an exercise price of $10.00 per unit (“$10 Mirror Warrants”), warrants to purchase 17,000,000 Intermediate Units at an exercise of $15.00 per unit (“$15 Mirror Warrants”), warrants to purchase 24,652,557 Intermediate Units at an exercise price of $11.50 per unit (“$11.50 Mirror Warrants”; together with the $10 Mirror Warrants and $15 Mirror Warrants, “Mirror Warrants”). The number and terms of the Mirror Warrants are identical to the Public, Private and Exercise Warrants, respectively. Upon the valid exercise of a Public Warrant, Private Warrant and Exercise Warrant, Hoya Intermediate will issue to VSI an equivalent number of Intermediate Units. Similarly, if a Public, Private or Exercise Warrant is tendered, an equivalent number of Mirror Warrants will be tendered. In connection with the Exchange, we tendered 11,365,913 $11.50 Mirror Warrants and received 2,727,785 Intermediate Units.
As of December 31, 2022, we had 17,000,000 $10 Mirror Warrants outstanding, 17,000,000 $15 Mirror Warrants outstanding and 13,286,644 $11.50 Mirror Warrants outstanding.
As the Public Warrants, Private Warrants and Exercise Warrants are indexed to our equity
and
meet the equity classification guidance of ASC
815-40,
we reflect these warrants as a component of equity within additional paid-in
capital. Our Mirror Warrants eliminate in consolidation and do not impact the presentation of our consolidated financial statements.
Hoya Intermediate Warrants
Hoya Intermediate issued the Hoya Intermediate Warrants, which are classified as Other Liabilities in the Consolidated Balance Sheets. 1,000,000 Hoya Intermediate Warrants to purchase Intermediate Units at exercise prices of $10.00 and $15.00 per unit, respectively (“Option Contingent Warrants”), were issued in tandem with stock options we issued to members of our management team (“Management Options”). The Option Contingent Warrants only become exercisable by Hoya Topco if a Management Option is forfeited or expires unexercised. As of December 31, 2022, 0.2 million of the corresponding Management Options had been forfeited.
Hoya Intermediate Warrants allow for cash redemption at the option of the warrant holder. Hence, the Hoya Intermediate Warrants are classified as a liability in Other liabilities on our Consolidated Balance Sheets. Upon consummation of the Merger Transaction, we recorded a warrant liability of $20.4 million reflecting the fair value of the Hoya Intermediate Warrants determined using the Black Scholes model. The fair value of the Hoya Intermediate Warrants includes Option Contingent Warrants of $1.6 million. The estimated fair value of the Option Contingent Warrants is adjusted to reflect the probability of forfeiture of the Management Options based on historical forfeiture rates for Hoya Topco profit interests.

The
f
ollowin
g assumptions were used to calculate the fair value of the Hoya Intermediate Warrants and Option Contingent Warrants at December 31, 2022 and 2021:

	2022	2021
Estimated volatility	39.0%	36.0%
Expected term (years)	8.8	9.8
Risk-free rate	3.9%	1.5%
Expected dividend yield	0.0%	0.0%
For the year ended December 31, 2022, the fair value of the Hoya Intermediate Warrants and Option Contingent Warrants decreased by $8.2 million, which is presented in Other income on the Consolidated Statements of Operations. For the period from October 18, 2021 until December 31, 2021, we recognized a charge to Other expenses on the Consolidated Statements of Operations resulting from an increase in the fair value of the Hoya Intermediate Warrants and Option Contingent Warrants of $0.1 million.
Upon the valid exercise of a Hoya Intermediate Warrant for Intermediate Units, VSI will issue an equivalent amount of VSI Class B common shares to Hoya Topco.
Other financial instruments, including accounts receivable and accounts payable, are carried at cost, which approximates their fair value because of the short-term nature of these instruments.